Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	S/ 4,621,837	S/ 8,757,800
Expected loss	1,140,196	2,846,592
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,825,245	5,718,511
Expected loss	318,953	976,357
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,505	1,136,642
Expected loss	709	883,880
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	459,359	565,291
Expected loss	104,420	187,795
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,335,728	1,337,356
Expected loss	716,114	798,560
Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,339,176	3,068,567
Expected loss	274,302	208,470
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,663,448	2,769,968
Expected loss	60,842	112,532
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	134	28,333
Expected loss	20	1,108
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	136,838	31,802
Expected loss	17,750	4,453
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	538,756	238,464
Expected loss	195,690	90,377
Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,145,874	3,734,286
Expected loss	599,260	2,328,072
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	620,485	1,598,404
Expected loss	195,221	735,773
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	578	984,092
Expected loss	509	822,442
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	170,429	432,275
Expected loss	67,998	165,829
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	354,382	719,515
Expected loss	335,532	604,028
Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	567,444	1,400,847
Expected loss	142,531	176,861
Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	246,833	881,913
Expected loss	33,713	55,579
Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	232	123,737
Expected loss	83	59,910
Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	52,083	75,454
Expected loss	8,968	7,203
Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	268,296	319,743
Expected loss	99,767	54,169
Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	569,343	554,100
Expected loss	124,103	133,189
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	294,479	468,226
Expected loss	29,177	72,473
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	561	480
Expected loss	97	420
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	100,009	25,760
Expected loss	9,704	10,310
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	174,294	59,634
Expected loss	85,125	49,986
Stage 2 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,284,604	6,283,802
Expected loss	423,373	1,164,152
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,825,245	5,718,511
Expected loss	318,953	976,357
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	459,359	565,291
Expected loss	104,420	187,795
Stage 2 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,800,286	2,801,770
Expected loss	78,592	116,985
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,663,448	2,769,968
Expected loss	60,842	112,532
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	136,838	31,802
Expected loss	17,750	4,453
Stage 2 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	790,914	2,030,679
Expected loss	263,219	901,602
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	620,485	1,598,404
Expected loss	195,221	735,773
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	170,429	432,275
Expected loss	67,998	165,829
Stage 2 [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	298,916	957,367
Expected loss	42,681	62,782
Stage 2 [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	246,833	881,913
Expected loss	33,713	55,579
Stage 2 [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	52,083	75,454
Expected loss	8,968	7,203
Stage 2 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	394,488	493,986
Expected loss	38,881	82,783
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	294,479	468,226
Expected loss	29,177	72,473
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	100,009	25,760
Expected loss	9,704	10,310
Stage 3 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,337,233	2,473,998
Expected loss	716,823	1,682,440
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,505	1,136,642
Expected loss	709	883,880
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,335,728	1,337,356
Expected loss	716,114	798,560
Stage 3 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	538,890	266,797
Expected loss	195,710	91,485
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	134	28,333
Expected loss	20	1,108
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	538,756	238,464
Expected loss	195,690	90,377
Stage 3 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	354,960	1,703,607
Expected loss	336,041	1,426,470
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	578	984,092
Expected loss	509	822,442
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	354,382	719,515
Expected loss	335,532	604,028
Stage 3 [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	268,528	443,480
Expected loss	99,850	114,079
Stage 3 [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	232	123,737
Expected loss	83	59,910
Stage 3 [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	268,296	319,743
Expected loss	99,767	54,169
Stage 3 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	174,855	60,114
Expected loss	85,222	50,406
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	561	480
Expected loss	97	420
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	174,294	59,634
Expected loss	S/ 85,125	S/ 49,986